Income Taxes (Significant Components Of Income Tax Provisions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Current state (over provision)		$ (18,643)
Deferred federal		(1,196,268)
Deferred tax asset write off	385,388
Valuation allowance		1,196,721
Income tax provision		$ (18,190)